ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - USD ($)	1 Months Ended
	Feb. 25, 2020	Dec. 18, 2019	Dec. 18, 2018	May 31, 2020	Feb. 29, 2020	May 06, 2019	Feb. 28, 2019
Common stock, shares issued				284,280,000	284,280,000		105,000,000
Share Exchange Agreement [Member]
Common stock, shares issued						115,550,000
Acquisition Agreement [Member]
Restricted common shares issued	24,000,000
Stock consideration, issuable		24,000,000
Cash consideration		$ 288,000,000	$ 288,000,000